Related Party Transactions (Details) - Schedule of Transactions with Related Parties - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Transactions with Related Parties [Abstract]
Interest on convertible loans	$ 3,023,652
Loss on exercise of conversion option	366,957
Gain on revaluation of convertible loans			$ (704,912)